INCOME TAXES - Earnings By Jurisdiction and Components of Income Tax Expense/(Benefit) (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Income Taxes
Earnings before income taxes	$ 4,159,051	¥ 28,627,579	¥ 44,972,666	¥ 32,630,866
Current expense		15,677,070	11,867,755	10,424,835
Deferred expense (benefit)		22,919,916	7,053,724	(849,689)
Total income tax expense	$ 5,607,419	38,596,986	18,921,479	9,575,146
Cayman Islands and British Virgin Islands
Income Taxes
Earnings before income taxes		(7,439,119)	(23,126,473)	(15,524,612)
PRC
Income Taxes
Earnings before income taxes		36,100,641	68,147,366	48,142,932
HKSAR
Income Taxes
Earnings before income taxes		¥ (33,943)	¥ (48,227)	¥ 12,546